Capital, Share Premium, Reserves - Capital and share premium (Details)				12 Months Ended
	Apr. 17, 2023 EUR (€)	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares
Capital, Share Premium, Reserves
Stock split ratio			500
Direct-attributable transaction costs | €	€ 340,000	€ 6,500,000		€ 7,600,000
Number of shares outstanding, beginning balance				25,846,279	25,772,359
Equity attributable to owners of parents, beginning balance | €				€ 120,324,000
Number of shares outstanding, ending balance				28,673,985	25,846,279	25,772,359
Equity attributable to owners of parents, ending balance | €				€ 98,022,000	€ 120,324,000
Common shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance				25,846,279	25,772,359
February 10, 2022 - Exercise warrants					25,000
June 8, 2022 - Capital increase in cash					38,920
September 30, 2022 - Exercise warrants					10,000
March 29, 2023 - Capital increase in cash				393,162
March 30, 2023 - Capital increase in cash				2,047,544
April 17, 2023 - Capital increase in cash				375,000
July 14, 2023 - Exercise warrants				2,000
August 29, 2023 - Exercise warrants				10,000
Number of shares outstanding, ending balance				28,673,985	25,846,279	25,772,359
Total of shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance				25,846,279	25,772,359
February 10, 2022 - Exercise warrants					25,000
June 8, 2022 - Capital increase in cash					38,920
September 30, 2022 - Exercise warrants					10,000
March 29, 2023 - Capital increase in cash				393,162
March 30, 2023 - Capital increase in cash				2,047,544
April 17, 2023 - Capital increase in cash				375,000
July 14, 2023 - Exercise warrants				2,000
August 29, 2023 - Exercise warrants				10,000
Number of shares outstanding, ending balance				28,673,985	25,846,279	25,772,359
Par value
Capital, Share Premium, Reserves
Par value per share, beginning balance | € / shares				€ 0.17	€ 0.17
February 10, 2022 - Exercise warrants - Par value | € / shares					0.17
June 8, 2022 - Capital increase in cash - Par value | € / shares					0.17
September 30, 2022, Exercise warrants - Par value | € / shares					0.17
March 29, 2023 - Capital increase in cash - Par Value				0.17
March 30, 2023 - Capital increase in cash - Par Value				0.17
April 17, 2023 - Capital Increase In cash - Par value | € / shares				€ 0.17
July 14, 2023 - Exercise warrants - Par value | € / shares				0.17
August 29, 2023 - Exercise warrants - Par value | € / shares				0.17
Par value per share, ending balance | € / shares				€ 0.17	€ 0.17	€ 0.17
Share capital
Capital, Share Premium, Reserves
Equity attributable to owners of parents, beginning balance | €				€ 4,440,000	€ 4,427,000
February 10, 2022 - Exercise warrants - value | €					4,000
June 8, 2022 - Capital increase in cash - value | €					7,000
September 30, 2022, Exercise warrants - value | €					2,000
March 29, 2023 - Capital increase in cash - Value				68,000
March 30, 2023 - Capital increase in cash - Value				351,000
April 17, 2023 Capital increase In cash - Value | €				€ 65,000
August 29, 2023 - Exercise Warrants - Value | €				2,000
Equity attributable to owners of parents, ending balance | €				4,926,000	4,440,000	€ 4,427,000
Share premium
Capital, Share Premium, Reserves
Direct-attributable transaction costs | €				340,000		7,587,000
Equity attributable to owners of parents, beginning balance | €				€ 242,440,000	242,198,000
February 10, 2022 - Exercise warrants - value | €					125,000
September 30, 2022, Exercise warrants - value | €					117,000
March 29, 2023 - Capital increase in cash - Value				2,481,000
March 30, 2023 - Capital increase in cash - Value				12,999,000
April 17, 2023 Capital increase In cash - Value | €				€ 2,651,000
July 14, 2023 - Exercise warrants - Value | €				10,000
August 29, 2023 - Exercise Warrants - Value | €				50,000
Equity attributable to owners of parents, ending balance | €				260,631,000	242,440,000	€ 242,198,000
Share premium before deduction of transaction costs | €				€ 242,400,000	€ 260,600,000